Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net loss before income taxes	$ 1,593,795	$ 109,208
Federal [Member]
Income tax net operating losses	$ 1,600,000
Net operating losses expire date	expire at various dates beginning in 2028